UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Dec. 31, 2017	Dec. 31, 2016
UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS
Common stock, shares issued	670,576,215	668,504,350
Treasury stock, at cost	320,694,598	318,774,098